Commitments and contingencies - Contingencies (Details) - Legal proceedings - EUR (€) € in Millions	1 Months Ended					12 Months Ended
	Aug. 31, 2019	Nov. 30, 2016	Jul. 31, 2016	Oct. 31, 2014	Jul. 31, 2014	Mar. 31, 2020
Commitments and contingencies
Litigation Settlement	€ 9	€ 13	€ 13	€ 10	€ 10
Period of appeal proceedings						2 years